Vanguard®

Vanguard S&P 500 ETF

Supplement to the Prospectus and Summary Prospectus Dated April 12, 2013

A one-for-two reverse share split of Vanguard 500 Index Fund ETF Shares occurred on October 24, 2013.

Prospectus Text Changes

The table on page 20 under Additional Information is replaced with the following:

	Inception Date	Suitable for IRAs	Vanguard Fund Number	CUSIP Number
500 Index Fund				
ETF Shares	9/7/2010 (Investor Shares 8/31/1976)	Yes	968	922908363

Vanguard Marketing Corporation, Distributor.

PS 968A 102013

Vanguard

Vanguard Index Funds

Supplement to the Statement of Additional Information Dated April 12, 2013 (revised August 12, 2013)

Important Change to Vanguard 500 Index Fund ETF Shares

A one-for-two reverse share split of Vanguard 500 Index Fund ETF Shares occurred on October 24, 2013.

The number of ETF Shares in a Creation Unit for this Fund is changed from 50,000 to 25,000 as of October 24, 2013. For more information, please contact your broker, visit our website at *vanguard.com*, or call Vanguard at 800-662-7447.

Vanguard Marketing Corporation, Distributor.

SAI 040A 102013